Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
8.	Income Taxes

The computation of the effective tax rate and provision at each interim period requires the use of certain estimates and significant judgment including, but not limited to, the expected operating income for the year, projections of the proportion of income earned and taxed in foreign jurisdictions, permanent differences, and the likelihood of recovering deferred tax assets existing as of the balance sheet date. The estimates used to compute the provision for income taxes may change as new events occur, additional information is obtained or as tax laws and regulations change. Accordingly, the effective tax rate for interim periods is not indicative of the tax rate expected for a full year.

For the three months ended March 31, 2021 and 2020, the Company recorded income tax expense (benefit) of $0.2 million and $(46), respectively. The income tax effects of temporary differences give rise to significant portions of deferred tax assets and liabilities, which are presented on a net basis. As of March 31, 2021 and December 31, 2020, the Company recorded a net deferred tax asset of $0.9 million and $0.8 million, respectively, within other assets in the consolidated statements of financial condition.

7.	Income Taxes

Income tax expense (benefit) consisted of the following:

	For the Years Ended December 31,
	2020	2019	2018
Current:
U.S. federal income tax (benefit)	$—	$—	$—
State and local income tax (benefit)	359	81	—
Foreign income tax (benefit)	14	—	—

	373	81	—

Deferred:
U.S. federal income tax (benefit)	—	—	—
State and local income tax (benefit)	(475)	159	(180)
Foreign income tax (benefit)	—	—	—

	(475)	159	(180)

Total:
U.S. federal income tax (benefit)	—	—	—
State and local income tax (benefit)	(116)	240	(180)
Foreign income tax (benefit)	14	—	—

	$(102)	$240	$(180)

The effective income tax rate differed from the New York City UBT rate, the most material effective income tax statutory rate, for the following reasons:

	For the Years Ended December 31,
	2020	2019	2018
Income tax expense (benefit) at statutory rate	(4.00)%	4.00%	(4.00)%
Non-taxable income resulting from use of state and local business apportionment factors and permanent items related to compensation	3.89%	(3.28)%	5.40%
Transaction costs	—%	—%	1.43%
Impact of the Company’s subsidiary’s local taxes	(0.08)%	0.10%	(8.07)%
Provision to return adjustments and other	0.07%	0.34%	(1.27)%

Total effective rate	(0.12)%	1.16%	(6.51)%

Deferred tax assets and deferred tax liabilities are included within other assets and accounts payable, accrued expenses and other liabilities within the consolidated statements of financial condition, respectively. The income tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities were as follows:

	December 31, 2020	December 31, 2019
Deferred tax assets:
Net operating losses	$180	$162
Deferred compensation	496	133
Basis difference in subsidiaries	69	—
Other	55	31

Total gross deferred tax assets	800	326
Valuation allowance	—	—

Total deferred tax assets, net	$800	$326

Deferred tax liabilities	$—	$—

The Company’s net operating losses expire during the 2036-2038 tax years. The Company’s tax years ended December 31, 2017, 2018 and 2019 remain open to examination by U.S. Federal, state and local tax authorities. No penalties or interest were incurred during years ended December 31, 2020, 2019 and 2018.